Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios
To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios (amounts in thousands):

					Minimum Capital
			Minimum Capital		Requirement to be
			Requirement to be		Adequately
	Actual		Well Capitalized		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2018
Citizens Holding Company
Tier 1 leverage ratio	$95,691	9.93%	$48,191	5.00%	$38,553	4.00%
Common Equity tier 1 capital ratio	95,691	9.93%	62,648	6.50%	43,372	4.50%
Tier 1 risk-based capital ratio	95,691	17.41%	43,966	8.00%	32,974	6.00%
Total risk-based capital ratio	99,063	18.03%	54,957	10.00%	43,966	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$93,827	9.74%	$48,178	5.00%	$38,542	4.00%
Common Equity tier 1 capital ratio	93,827	9.74%	62,631	6.50%	43,360	4.50%
Tier 1 risk-based capital ratio	93,827	17.08%	43,944	8.00%	32,958	6.00%
Total risk-based capital ratio	97,199	17.69%	54,930	10.00%	43,944	8.00%

December 31, 2017
Citizens Holding Company
Tier 1 leverage ratio	$93,527	9.17%	$51,005	5.00%	$40,804	4.00%
Common Equity tier 1 capital ratio	93,527	9.17%	66,307	6.50%	45,905	4.50%
Tier 1 risk-based capital ratio	93,527	17.93%	41,737	8.00%	31,303	6.00%
Total risk-based capital ratio	96,546	18.51%	52,171	10.00%	41,737	8.00%
The Citizens Bank of Philadelphia
Tier 1 leverage ratio	$89,243	8.75%	$50,978	5.00%	$40,782	4.00%
Common Equity tier 1 capital ratio	89,243	8.75%	66,271	6.50%	45,880	4.50%
Tier 1 risk-based capital ratio	89,243	17.12%	41,708	8.00%	31,281	6.00%
Total risk-based capital ratio	92,262	17.70%	52,136	10.00%	41,708	8.00%